Expenses - Disclosure of Expenses (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Breakdown of expenses by nature
Research and development	[1]	$ 31,472,063	$ 28,793,385	$ 25,337,538
Employee benefits expenses		8,824,161	6,527,725	4,966,304
Amortisation of Intellectual property		1,964,566	1,821,865	1,814,199
Employee share-based payment expenses		1,796,286	2,001,572	1,486,841
Intellectual property management		1,127,029	974,025	814,133
Auditor's remuneration		688,364	866,712	561,485
Depreciation		297,292	239,954	249,276
Other administrative expenses		4,229,578	3,711,789	3,321,923
Total Research & Development, Intellectual Property and Corporate & Administrative Expenses		$ 50,399,339	$ 44,937,027	$ 38,551,699

[1]	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.